Income taxes (Components of Income Before Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income before income taxes:
Parent company and domestic subsidiaries	¥ 1,423,208	¥ 1,834,413	¥ 1,685,909
Foreign subsidiaries	770,617	1,148,968	1,206,919
Income before income taxes and equity in earnings of affiliated companies	¥ 2,193,825	¥ 2,983,381	¥ 2,892,828